COMMITMENTS AND CONTINGENCIES - Operating lease expenditure commitments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating lease minimum payment
Total minimum operating lease payments	$ 516,628	$ 41,625	$ 263,668
not later than one year
Operating lease minimum payment
Total minimum operating lease payments	250,068	$ 41,625	227,992
1 to 5 years
Operating lease minimum payment
Total minimum operating lease payments	$ 266,560		$ 35,676